May 6, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund D File Nos. 333-186359 and 811-08205 Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the registration statement on Form N-4 (the “Registration Statement”) for certain individual flexible premium variable deferred annuity contracts (the “Contracts”).  The Contracts will be issued through First Investors Life Variable Annuity Fund D (the “Separate Account”), which is registered under the 1940 Act.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of First Investors Life Insurance Company (“First Investors”), the depositor for the Separate Account.

The Pre-Effective Amendment is being filed to respond to comments (“Comments”) received from the staff of the U.S. Securities and Exchange Commission (“SEC”) by letter dated March 18, 2013 on the Registration Statement, as filed with the SEC on January 31, 2013.  The Pre-Effective Amendment updates disclosures throughout the Registration Statement to reflect the responses to the Comments, includes financial statements for the Separate Account and First Investors, files exhibits not previously filed, and makes other clarifying, updating and stylistic changes.  The Pre-Effective Amendment has been marked to show changes made to the Registration Statement since the initial filing.  A letter (“Letter”) responding to the SEC staff’s Comments on the initial Registration Statement is being submitted as separate correspondence.

If you have any questions regarding this filing, please do not hesitate to call Diane E. Ambler at (202) 778-9886 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Joanne McIntosh First Investors Life Insurance Company

Diane E. Ambler K&L Gates LLP